Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Summarize Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax
The following table summarizes changes in accumulated other comprehensive income (loss), by component during the years ended December 31, 2023 and 2022 (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at December 31, 2021	$(32)	$11	$(21)
Other comprehensive income (loss) before reclassifications	24	(105)	(81)
Amounts reclassified from accumulated other comprehensive income (loss)	108	—	108
Tax effect	31	—	31

Balances at December 31, 2022	131	(94)	37
Other comprehensive income (loss) before reclassifications	(334)	78	(256)
Amounts reclassified from accumulated other comprehensive income (loss)	222	—	222
Tax effect	(26)	—	(26)

Balances at December 31, 2023	$(7)	$(16)	$(23)